Fair value measurement - Valuation approach for level 3 (Details) - At fair value - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Net financial instruments at fair value	$ 352,681	$ 377,324
Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	234,698	247,281
Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	5,967	5,998
Debt securities
Financial instruments
Financial assets	121,462	134,570
Level 3
Financial instruments
Net financial instruments at fair value	$ 1,539	$ 1,408	$ 6,752
Percentage using valuation method	0.50%	1.00%
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 474	$ 276	656
Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	438	2	1,258
Level 3 | Debt securities
Financial instruments
Financial assets	71	6	$ 1,505
Level 3 | REALIC of Jacksonville Plans, Inc
Financial instruments
Net financial instruments at fair value	(137)	(173)
Financial assets	3,606	3,587
Financial liabilities	3,743	3,760
Level 3 | Entity excluding REALIC
Financial instruments
Net financial instruments at fair value	1,676	1,581
Level 3 | Entity excluding REALIC | Non-linked shareholder-backed
Financial instruments
Net financial instruments at fair value	$ 1,362	1,323
Reasonably possible decrease in valuation (as a percent)	10.00%
Amount of reasonably possible decrease in valuation	$ (136)	(132)
Level 3 | Entity excluding REALIC | Non-linked shareholder-backed | External valuation
Financial instruments
Net financial instruments at fair value	1,360
Level 3 | Entity excluding REALIC | Other financial investments
Financial instruments
Net financial instruments at fair value	1,687	1,301
Level 3 | Entity excluding REALIC | Equity securities and holdings in collective investment schemes
Financial instruments
Net financial instruments at fair value	356	276
Level 3 | Entity excluding REALIC | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Net financial instruments at fair value	(438)	(2)
Level 3 | Entity excluding REALIC | Other sundry individual financial investments
Financial instruments
Net financial instruments at fair value	$ 71	6
Level 3 | Entity excluding REALIC | Equity-type securities | Internal valuation
Financial instruments
Percentage using valuation method	0.10%
Financial assets	$ 2	0
Level 3 | Asia insurance operations | Entity excluding REALIC
Financial instruments
Net financial instruments at fair value	$ 314	$ 258